LONG-TERM INVESTMENT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017 USD ($)
LONG-TERM INVESTMENT
Accumulated impairment on equity investment	$ 56,083		$ 56,083
Investment In Maikailai Technologies Co. Ltd.
LONG-TERM INVESTMENT
Long-term investments	0		0
Equity Securities, FV-NI, Unrealized Gain (Loss)	0		0	$ 849
Equity Securities, FV-NI, Realized Gain (Loss)	0		0	$ 56,083
Equity Securities without Readily Determinable Fair Value, Downward Price Adjustment, Annual Amount	$ 2,950		$ 2,950
Common stock
LONG-TERM INVESTMENT
Equity interest percentage	10.00%	10.00%
Total cash consideration	$ 73	$ 100,000
Maikailai
LONG-TERM INVESTMENT
Equity interest percentage					10.53%
Total cash consideration					$ 2,950